Credit impairment charges/(releases) - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) economic_scenario	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios, percentage	100.00%
Carrying amount | Wholesale loans
Disclosure of impairment loss and reversal of impairment loss [line items]
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	£ 11,647	£ 93
Carrying amount | Wholesale loans | Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	£ 12,799	(417)
Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	7 years
Downside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	2
Upside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios | economic_scenario	2
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Impairment (release) loss recognised in profit or loss	£ 207	346	£ 1,569
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (release) loss recognised in profit or loss	£ (976)	£ 289	£ 3,116
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%